Major Customers and Geographic Information - Schedule of Revenues by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total	$ 26,182	$ 12,821	$ 14,074
Operating Segments [Member] | North America [Member]
Total	14,446	1,553	3,558
Operating Segments [Member] | Israel [Member]
Total	6,363	7,358	6,062
Operating Segments [Member] | Asia [Member]
Total	4,372	2,499	2,692
Operating Segments [Member] | Latin America [Member]
Total	514	1,289	1,614
Operating Segments [Member] | Europe [Member]
Total	281	122	148
Operating Segments [Member] | Australia [Member]
Total	$ 206